Share-based payments - Fair value of options and related parameters used to estimate the fair value of options (Details)			1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 01, 2021 $ / shares	Jan. 01, 2019 USD ($) item	Nov. 30, 2021 USD ($) shares	Jun. 30, 2023	Dec. 31, 2022
Share-based payments
Number of complex options			1,300
Modification of complex options
Share-based payments
Option term					10 years
Equity value (Percentage)				100.00%	100.00%
Equity value		$ 132,000,000
Expected volatility		41.00%
Dividend yield		6.80%
Proxy net income indicator		$ 0.041201
Discount for Lack of Marketability		8.40%
Total FV for 1,300 complex options		$ 7,856.12
Number of complex options | item		1,300
Number of options modified | shares			4,414,608
Strike price, US$ | $ / shares	$ 0.00